Annual Total Returns[BarChart] - DWS Global Income Builder Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.69%)	12.95%	13.57%	2.06%	(4.96%)	9.48%	16.30%	(8.01%)	19.88%	8.02%